Summary of Significant Accounting Policies Goodwill Roll Forward (Tables) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 07, 2015	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table presents the change in carrying amount of goodwill during the period indicated:

	Years Ended December 31,
	2015	2014
(In thousands)
Goodwill:
Beginning balance	$37,396	$37,396
Goodwill as a result of acquisition	2,403	—
Foreign currency adjustment	(192)	—
Ending balance	$39,607	$37,396

Goodwill [Roll Forward]
Goodwill	$ 39,607	$ 37,396	$ 2,403	$ 37,396
Goodwill, Acquired During Period	2,403	0
Goodwill, Translation Adjustments	$ (192)	$ 0